Issued share capital - Summary of Issued Share Capital (Detail) - Ordinary shares [member] - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issued capital, Beginning balance	1,332.5	1,331.9	1,331.9
Exercise of share options	0.1	0.4	0.6
Issued capital, Ending balance	1,332.6	1,332.3	1,332.5